Balance sheet - DKK (kr) kr in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Intangible assets	[1]	kr 110,208	kr 90,804
Goodwill	[1]	19,845	20,017
Property, plant and equipment		208,378	161,680
Investments in associated companies		366	400
Deferred income tax assets		23,647	24,648
Other receivables and prepayments		5,864	4,016
Other financial assets		2,141	2,277
Total non-current assets		370,449	303,842
Inventories		49,623	40,849
Trade receivables		70,856	71,949
Tax receivables		4,848	2,853
Other receivables and prepayments		13,482	13,503
Marketable securities		498	10,653
Derivative financial instruments		6,682	6,326
Cash at bank		26,464	15,655
Total current assets		172,453	161,788
Total assets		542,902	465,630
Equity and liabilities
Share capital		446	446
Treasury shares		(2)	(2)
Retained earnings		195,298	144,448
Other reserves		(1,695)	(1,406)
Total equity		194,047	143,486
Borrowings		118,941	89,674
Deferred income tax liabilities		6,611	5,515
Retirement benefit obligations		861	903
Provisions	[2]	5,730	6,982
Sales deductions and product returns	[2]	1,051	1,456
Total non-current liabilities		133,194	104,530
Borrowings		12,017	13,113
Trade payables	[2]	19,758	17,140
Tax payables		8,416	9,716
Other liabilities	[2]	39,721	35,372
Derivative financial instruments		2,026	7,531
Liabilities for product returns	[2]	374	289
Sales deductions and product returns	[2]	133,349	134,453
Total current liabilities		215,661	217,614
Total liabilities		348,855	322,144
Total equity and liabilities		kr 542,902	kr 465,630

[1]	Effective 1 January 2025, 'goodwill' is presented as a separate line item to enhance clarity of presentation and disclosures. In prior years, goodwill was included in the line item 'intangible assets' and has therefore been reclassified to the new line item.

[2]	Effective 1 January 2025, 'sales deductions and product returns' are presented as a separate line item to enhance clarity of presentation and disclosures.
In prior years, these amounts were included in the line items 'provisions', 'other liabilities', and 'trade payables' and have therefore been reclassified to the new line item. Refer to note 2.1 for further information.